Consolidated Statements of Cash Flows - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,538,800)		$ (2,715,828)	[1]	$ (4,181,890)		$ (2,577,263)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	2,899,032		1,471,743	[2]	2,198,852		1,902,304
Deferred income taxes					144,000		178,000
Changes in operating assets and liabilities
Net change in accounts receivable	56,200		6,048	[2]	(130,649)		19,645
Net change in inventory	504,157		8,766	[2]	(290,083)		757,134
Net change in prepaid and other assets	(86,852)		(277,070)	[2]	(47,101)		(73,804)
Net change in accounts payable & accrued liabilities	997,133		1,275,142	[2]	2,313,930		1,819,535
Net cash flow (used in) provided by operating activities	$ (169,130)		(231,199)	[2]	7,059		2,025,551
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions			(23,982)	[2]	(44,857)		(480,600)
Purchase equipment	$ (111,772)		(971,351)	[2]	(1,076,437)		(492,276)
Net cash flow (used in) investing activities	(111,772)		(995,333)	[2]	(1,121,294)		(972,875)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	150,319		179,445	[2]	243,290		$ 176,138
Borrowing costs associated with notes payable					(958,398)
Proceeds from member contributions and (shareholder disbursements)	8,193		21,252	[2]	(350,000)		$ 740,468
Net cash flow (used in) provided by financing activities	158,512		200,697	[2]	(1,065,108)		916,606
NET INCREASE (DECREASE) IN CASH	(122,390)		(1,025,835)	[2]	(2,179,343)		1,969,282
Cash and equivalents, beginning of period	1,126,887	[3]	3,308,498	[2]	3,308,498	[2]	1,336,948
Cash and equivalents, end of period	$ 1,004,497		$ 2,282,663	[2]	1,126,887	[3]	3,308,498	[2]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid					96,938		292,839
Interest paid					$ 5,494,256		$ 5,418,992

[1]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Nine Months Ended September 30, 2014
[2]	Combined/Consolidated Statements of Cash Flows of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at September 30, 2014
[3]	Combined/Consolidated Balance Sheets of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at December 31, 2014